LEASES	12 Months Ended
Jun. 30, 2026
Leases
LEASES

NOTE 16 - LEASES

The Company leases equipment and facility space under non-cancellable operating leases. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less are not recorded on the balance sheets.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. During the three years period ended June 30, 2026, all of the Company’s leases were all operating leases.

A summary of lease cost recognized in the Company’s consolidated statements of operations and comprehensive income (loss) was as follows:

	For the Years Ended June 30,
	2026	2025	2024
Operating leases cost excluding short-term rental expense	$57,293	$36,150	$31,725
Short-term rental expense	66,664	66,294	2,284
Total	$123,957	$102,444	$34,009

Lease payments for the years ended June 30, 2026, 2025 and 2024 were $174,195, $39,629 and $81,061, respectively.

A summary of supplemental information related to operating leases was as follows:

	As of June 30,
	2026	2025
Weighted average remaining lease term (year)	0.50	1.50
Weighted average discount rate	3.60%	3.60%